Note 20 - Inventory (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Description of inventory [text block]
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Raw materials	1,537	-	-	-
Total	1,537	-	-	-